Risk management - Sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Local sovereign other than official currency risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 8,901
Percentage of total sovereign risk	3.50%
Non-local sovereign cross border risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 3,906
Percentage of total sovereign risk	1.50%
Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 138,901
Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,275
Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	81,883
Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	45,845
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	898
SPAIN | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	49,640	€ 62,637	€ 45,893
SPAIN | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,143
SPAIN | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	27,078
SPAIN | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	21,419
PORTUGAL | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,753	8,817	7,072
PORTUGAL | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk attributable to short position	(43)
PORTUGAL | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,794
PORTUGAL | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,002
ITALY | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	261	€ 6,108	€ 1,952
ITALY | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk attributable to short position	(204)
ITALY | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	465
Rest of eurozone | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,778
Rest of eurozone | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	503
Rest of eurozone | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	953
Rest of eurozone | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,322
UK | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,869
UK | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,013
UK | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,190
UK | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,666
POLAND | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	11,229
POLAND | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,015
POLAND | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	9,203
POLAND | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	11
Rest of Europe | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	329
Rest of Europe | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	84
Rest of Europe | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	245
UNITED STATES | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,682
UNITED STATES | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	426
UNITED STATES | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,138
UNITED STATES | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,113
UNITED STATES | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5
BRAZIL | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	27,054
BRAZIL | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,839
BRAZIL | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	20,540
BRAZIL | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,782
BRAZIL | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	893
MEXICO | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,415
MEXICO | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,320
MEXICO | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,279
MEXICO | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,816
CHILE | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,776
CHILE | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	160
CHILE | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,596
CHILE | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	20
Other American Countries | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	893
Other American Countries | Financial assets designated at fair value through profit or loss, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	103
Other American Countries | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	340
Other American Countries | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	450
Rest of World | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,222
Rest of World | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,688
Rest of World | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 534